Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, N.W., Suite 500 Washington, DC 20036-2652 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

Christopher Zimmerman, Esquire
202.419.8402
czimmerman@stradley.com
1933 Act Rule 497(j)
1933 Act File No. 002-73024
1940 Act File No. 811-03213

April 27, 2016

FILED VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Filing Desk

Re:          Nationwide Variable Insurance Trust (the “Registrant”)
File Nos. 002-73024 and 811-03213
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), this letter serves as certification that the forms of Prospectuses, except as provided below, and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 193/194 to the Registration Statement of the Registrant, which was filed with the Securities and Exchange Commission electronically on April 21, 2016.

The form of the Prospectus regarding the American Funds NVIT Growth Fund, the American Funds NVIT Global Growth Fund, the American Funds NVIT Growth-Income Fund, the American Funds NVIT Asset Allocation Fund and the American Funds NVIT Bond Fund contained in Post-Effective Amendment Nos. 193/194 will be filed separately by the Registrant pursuant to Rule 497(c) under the 1933 Act.

Please direct any questions or comments relating to this certification to me at the above referenced telephone number.

Very truly yours,

/s/ Christopher J. Zimmerman
Christopher J. Zimmerman, Esquire

A Pennsylvania Limited Liability Partnership